Stockholders’ Equity (Details) - USD ($)															2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2025	Feb. 11, 2025	Jan. 14, 2025	Dec. 16, 2024	Nov. 15, 2024	Oct. 18, 2024	Jun. 30, 2024	Jun. 17, 2024	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	Feb. 14, 2023	Oct. 17, 2022	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 14, 2024	Jan. 15, 2024	Jan. 27, 2023	Jan. 20, 2023
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized															1,000,000	1,000,000		1,000,000
Preferred stock, per value (in Dollars per share)															$ 0.0001	$ 0.0001		$ 0.0001
Exercised shares
Cash proceeds from the trust Account (in Dollars)											$ 36,383,179
Shares issued																		260,000
Reclassified from noncontrolling interest (in Dollars)																		$ 8,801,000
Shares issued for services																		43,800
Grant date fair value (in Dollars per share)																		$ 2.06
Share-based compensation expense (in Dollars)									$ 573,568							$ 368,093	$ 699,248
Vesting period																		10 years
Over the next term																		2 years 6 months
Accrued payables (in Dollars)																		$ 260,000
Consultant fees (in Dollars)						$ 20,000
Cash (in Dollars)																		$ 8,000,000
Trading days	20 days					5 days
Withholding taxes shares																		13,394
Intrinsic value (in Dollars)																		$ 0
Warrant term																				5 years
Proceeds from common stock (in Dollars)																$ 4,341,532		$ 2,628,334
Common Stock individual shares								100,000
Repaid purchase business days																		2 days
Resale of consummation business combination days																30 days		30 days
Noncontrolling interest (in Dollars)		$ 3,385,000
Percentage Of Royalty Interest																10.00%
Outstanding accounts payable (in Dollars)																		$ 10,888
Additional share based compensation expense (in Dollars)																$ 750,947
Percentage of volume-weighted average price																90.00%
Rapid purchase days																2 days
Class A Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																		$ 750,947
Warrant issued																		1,200,000
Warrant term																		2 years
Warrant exercise price per share (in Dollars per share)																		$ 0.75
Fair value amount (in Dollars)																		$ 981,826
Warrants vested outstanding amount (in Dollars)																		$ 62,820
CEO [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)																		$ 1.8
Share-based compensation expense (in Dollars)																		$ 108,000
Board of Directors [Member]
Stockholders’ Equity [Line Items]
Restricted stock				30,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Restricted stock																		213,167
Number of commitment shares									440,000
Issued shares																		2,230,000
Noncontrolling interest (in Dollars)																		$ 8,801,000
Common Stock [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Shares issued																		89,000
Issued fair value (in Dollars)																		$ 900,000
Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Cash (in Dollars)						$ 5,000
Non Redemption Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Cash proceeds from the trust Account (in Dollars)																		$ 6,017,960
Number of shares transferred or exchanged												600,000
Redemption price per share (in Dollars per share)																		$ 5
Redemption value (in Dollars)																		$ 3,567,960
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Sale of stock shares issued																		4,770,000
Proceeds from common stock (in Dollars)														$ 150,000,000		$ 4,341,532		$ 2,628,344
Sales value (in Dollars)																$ 2,000,000
Common stock effective rate																400.00%
Commencing days after the business combination																3 days
Share issued																4,770,000
Common stock rate																30.00%
Percentage of volume-weighted average price																96.00%
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)														$ 0.0001
Sale of stock shares issued																1,500,000
Proceeds from common stock (in Dollars)																$ 593,760
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)				$ 0.593
Vesting period				3 years	3 years
Vesting shares					35,000
Employees received shares																		225,000
Number of award shares										30,000
Stock price (in Dollars per share)																		$ 1.97
Restricted stock																		266,333
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Employees received shares																		50,000
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Shares issued										224,500
Vesting period										3 years
Vesting shares					112,500					112,000
Preferred Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged																1,500,000
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																7.00%
HNRA [Member]
Stockholders’ Equity [Line Items]
Exercised shares											3,323,707
HNRA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued							301,878
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Repaid purchase business days																		2 days
Rapid purchase days																2 days
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share issued																9,357
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage								7.00%										7.00%
Percentage of daily trading volume of common stock								7.00%
Convertible Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount (in Dollars)																$ 268,500
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Proceeds from common stock (in Dollars)														$ 150,000,000
Sales value (in Dollars)																		$ 2,000,000
Common stock effective rate																		400.00%
Dividend rate																		30.00%
Weighted average price of common stock, percentage																		96.00%
Consecutive trading day																2 days		2 days
Commencing days after the business combination																		3 days
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)														$ 0.0001
Loans Payable [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)																		$ 2.01
Share-based compensation expense (in Dollars)																		$ 56,708
Founders [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																		20,000
Issued fair value (in Dollars)																		$ 135,400
Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																		34,000
Shares issued for services			45,050
Value issued for services (in Dollars)			$ 45,050
Issued fair value (in Dollars)																		$ 32,200
Rhône Merchant House, Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Number of award shares										60,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of daily trading volume of common stock																7.00%
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage																		7.00%
White Lion [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																		$ 10.86
Commitment fee (in Dollars)																		$ 1,500,000
White Lion [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																100,000		100,000
MIPA [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock, shares authorized											121,000,000
Mr. Orr [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of award shares													60,000
Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Royalty payable (in Dollars)																$ 14,000,000
Settle and discharge payment in cash (in Dollars)																8,000,000
Pogo Royalty [Member] | Seller Note [Member]
Stockholders’ Equity [Line Items]
Outstanding principal amount (in Dollars)																$ 8,000,000
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing															5,235,131	17,918,226		10,323,205
Common stock, par value (in Dollars per share)															$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized															100,000,000	100,000,000		100,000,000
Exercised shares																		1,300,000
Shares issued	120,000										134,500
Exercise price (in Dollars per share)											$ 6.77
Issued fair value (in Dollars)											$ 910,565
Share-based compensation expense (in Dollars)																		$ 30,042
Recognized loss (in Dollars)																		$ 76,000
Cash (in Dollars)						$ 15,000
Warrant exercise price per share (in Dollars per share)																			$ 11.5	$ 11.5	$ 11.5	$ 11.5
Number of shares transferred or exchanged		500,000
Issued shares															5,235,131	17,918,226		10,323,205
General and administrative expenses (in Dollars)											$ 226,000
Class A Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																		1,300,000
Class A Common Stock [Member] | CEO [Member]
Stockholders’ Equity [Line Items]
Shares issued																		60,000
Common stock employee shares																		75,000
Class A Common Stock [Member] | Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued																		27,963
Class A Common Stock [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Common stock option of purchase																		235,000
Class A Common Stock [Member] | CFO [Member]
Stockholders’ Equity [Line Items]
Common stock employee shares																		50,000
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																		$ 2,778,991
Class A Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock, shares authorized											100,000,000
Class A Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity [Line Items]
Shares issued for conversion																1,954,514
Conversion of convertible notes (in Dollars)																$ 1,368,000
Class A Common Stock [Member] | Convertible Note [Member]
Stockholders’ Equity [Line Items]
Accrued interest (in Dollars)																$ 10,888
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																		200,000
Class A Common Stock [Member] | Founders [Member]
Stockholders’ Equity [Line Items]
Shares issued for services											134,500
Value issued for services (in Dollars)											$ 910,565
Class A Common Stock [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																116,100		75,000
Share-based compensation expense (in Dollars)																$ 45,000
Vesting period																		3 years
Class A Common Stock [Member] | White Lion [Member]
Stockholders’ Equity [Line Items]
Shares issued																		138,122
Class A Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock, shares authorized											100,000,000
Class A Common Stock [Member] | Mr. Orr [Member]
Stockholders’ Equity [Line Items]
Shares issued											200,000
Outstanding accounts payable (in Dollars)											$ 75,000
Class A Common Stock [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Shares issued																	100,000
Share-based compensation expense (in Dollars)																		$ 124,458
Sales value (in Dollars)	$ 60,000
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																3,000,000
Shares received																200,000
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing															1,800,000	0		500,000
Common stock, par value (in Dollars per share)															$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized															20,000,000	20,000,000		20,000,000
Exercised shares																200,000		200,000
Sale of stock shares issued																2,000,000		2,000,000
Issued shares															1,800,000	0		500,000
Class B Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock, shares authorized											20,000,000
Class B Common Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock, shares authorized											20,000,000
Class B Common Stock [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																		1,300,000
Class B Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Shares issued																500,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of stock shares issued																7,000,000		2,230,000
Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized											121,000,000
Preferred Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized											1,000,000
Preferred stock, per value (in Dollars per share)											$ 0.0001
Preferred Stock [Member] | MIPA [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized											1,000,000
Preferred stock, per value (in Dollars per share)											$ 0.0001
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing											3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstandiing											4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Exercised shares																200,000		200,000
Class A Common Stock Issuances [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																		$ 36,200
Class A Common Stock Options [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																		$ 2.02
Class B Units [Member]
Stockholders’ Equity [Line Items]
Number of shares transferred or exchanged		500,000
Class B Units [Member] | OpCo Exchange Right [Member]
Stockholders’ Equity [Line Items]
Exercised shares																		1,300,000